COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company entered into leasing arrangements relating to office area and internet bandwidth in 2013, 2014 and 2015. Leasing expenses for the years ended December 31, 2013, 2014 and 2015 were $9,175,500, $8,367,927 and $6,030,705, respectively.

Future minimum lease payments under non-cancellable operating lease agreements are as follows:

Within 1 year	3,644,516
Between 1 and 2 years	310,036
Between 2 and 3 years	2,316
Between 3 and 4 years	—

Total	3,956,868

Litigation

The Group is subject to claims and litigation, which may arise in the normal course of business. The Group is involved in a number of cases pending in various courts and arbitration as of December 31, 2015. These cases are substantially related to alleged copyright infringement. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results.

The Group has recorded an accrual balance of $1,002,284 in “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2015 (Note 9). The accrual was based on judgments handed down by courts and out-of-court settlements and related to alleged copyright infringement arising before December 31, 2015.  The accrual is based upon management’s best estimation according to the historical actual compensation amount per video of the Group for similar legal actions and advice from PRC counsel. The Group also considers the frequency and pattern of claims for infringement and the fact that claims are often submitted, and judgments rendered, long after the alleged underlying infringement activity occurred. Furthermore, while claims for alleged infringement may be term limited in certain cases, parties alleging infringement may be able to renew their claims by re-filing them upon expiry, leading to continuation of the claim resolution process. The Group is in the process of appealing certain judgments for which the loss has been accrued.  During the year ended December 31, 2015, management of the Group re-evaluated the accrued litigation provision related to alleged copyright infringement and revised its estimates based upon favourable resolution experience and the pattern of incidence of new claims; this revision resulted in a de-recognition of $584,008 of amounts previously accrued, which was recorded as a reduction to general and administrative expenses.

A rollforward of the Group’s accrued litigation provision related to alleged copyright infringement is as follows.

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015

At beginning of year	2,077,753	2,079,671	1,653,032
Current year additions (reversals)	141,912	(333,485)	(584,008)
Payments during the year	(139,994)	(93,154)	(66,740)

Balance at end of year	2,079,671	1,653,032	1,002,284

There are no accruals for any additional losses related to unasserted claims or any other amounts.

Contingencies

The Group accounts for loss contingencies in accordance with ASC 450, “Contingencies”, and other related guidance. Set forth below is a description of certain loss contingencies as well as the opinion of management as to the likelihood of loss.

Current PRC laws and regulations place certain restrictions on foreign ownership of companies that engage in Internet business, including the provision of online video and online advertising services. Specifically, foreign ownership in an Internet content provider or other value-added telecommunication service providers may not exceed 50%.  Since the Company is incorporated in the Cayman Islands, neither the Company nor its PRC subsidiary is eligible to engage in Internet business. To comply with PRC laws and regulations, the Company conducts its operations in China through a series of contractual arrangements entered into among its wholly owned PRC subsidiaries, Beijing Technology, Tianjin Technology and Kusheng (collectively “PRC subsidiaries”), and the consolidated affiliated entities in the PRC, namely Ku6 Beijing Information, Tianjin Information,  Ku6 Culture and Ku6 Network (collectively “VIEs”) and their respective shareholders.

Under the equity pledge agreements among the PRC subsidiaries, the VIEs and the shareholders of the VIEs, the shareholders have pledged all of their equity interests to the PRC subsidiaries by recording the pledges on the shareholders’ registers of the respective entities.  However, according to the PRC Property Rights Law, a pledge is not valid unless it is registered with the relevant local administration for industry and commerce; such registration has been accomplished for all of the Group’s VIEs.

Ku6 Beijing Information, Tianjin Information, Ku6 Culture and Ku6 Network hold the licenses and permits necessary to conduct the Group’s online video, online advertising and related businesses in China.  In the opinion of management, (i) the ownership structure of the Group, its PRC subsidiaries and the VIEs in the PRC are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs in the PRC are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the consolidated affiliated entities in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations.

Under PRC Ministry of Commerce (“MOFCOM”) security review rules promulgated in September 2011, a national security review is required for certain mergers and acquisitions by foreign investors raising concerns regarding national defense and security. Foreign investors are prohibited from circumventing the national security review requirements by structuring transactions through proxies, trusts, indirect investment, leases, loans, control through contractual arrangements, or offshore transactions. Management has concluded there is no need to submit the existing contractual arrangements with the consolidated affiliated entities in the PRC and their shareholders to the MOFCOM for national security review based upon analysis of the rules. However, there are substantial uncertainties regarding the interpretation and application of the MOFCOM security review rules, and any new laws, rules, regulations or detailed implementation measures in any form relating to such rules. Therefore, the Company cannot be assured that the relevant PRC regulatory authorities, such as the MOFCOM, would not ultimately take a contrary view to the opinion of management and the Company’s PRC legal counsel. If the MOFCOM or other PRC regulatory authority determines that the Company needs to submit the existing contractual arrangements with the consolidated affiliated entities in the PRC and their shareholders for national security review, the Company may face sanctions by the MOFCOM or other PRC regulatory authority, which may include, among others, requiring the Company to restructure its ownership structure, discontinuation or restriction of operations in the PRC, or invalidation of the agreements that the wholly owned PRC subsidiaries have entered into with the consolidated affiliated entities in the PRC and their shareholders.

MOFCOM published a discussion draft of a proposed Foreign Investment Law in January 2015 aiming to, upon its enactment, replace the trio of existing laws regulating foreign investment in China, namely, the Sino-foreign Equity Joint Venture Enterprise Law, the Sino-foreign Cooperative Joint Venture Enterprise Law and the Wholly Foreign-invested Enterprise Law.  The draft Foreign Investment Law embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. MOFCOM is currently soliciting comments on this draft and substantial uncertainties exist with respect to its enactment timetable, interpretation and implementation. The draft Foreign Investment Law, if enacted as proposed, may materially impact the viability of the Group’s current corporate structure, corporate governance and business operations in many aspects.

Among other things, the draft Foreign Investment Law expands the definition of foreign investment and introduces the principle of “actual control” in determining whether a company is considered a foreign-invested enterprise, or an FIE. The draft Foreign Investment Law specifically provides that entities established in China but “controlled” by foreign investors will be treated as FIEs, whereas an entity set up in a foreign jurisdiction would nonetheless be, upon market entry clearance by the Ministry of Commerce, treated as a PRC domestic investor provided that the entity is “controlled” by PRC entities and/or citizens.  In this connection, “foreign investors” refers to the following subjects making investments within the PRC: (i) natural persons without PRC nationality; (ii) enterprises incorporated under the laws of countries or regions other than China; (iii) the governments of countries or regions other than the PRC and the departments or agencies thereunder; and (iv) international organizations. Domestic enterprises under the control of the subjects as mentioned in the preceding sentence are deemed foreign investors, and “control” is broadly defined in the draft law to cover the following summarized categories: (i) holding, directly or indirectly, not less than 50% of shares, equities, share of voting rights or other similar rights of the subject entity; (ii) holding, directly or indirectly, less than 50% of the voting rights of the subject entity but having the power to secure at least 50% of the seats on the board or other equivalent decision making bodies, or having the voting power to materially influence the board, the shareholders’ meetings, or other equivalent decision making bodies; or (iii) having the power to exert decisive influence, via contractual or trust arrangements, over the subject entity’s operations, financial matters or other key aspects of business operations.  Once an entity is determined to be an FIE, it will be subject to the foreign investment restrictions or prohibitions set forth in a catalogue of “special administrative measures,” which is classified into the “catalogue of prohibitions” and “the catalogue of restrictions”, to be separately issued by the State Council later. Foreign investors are not allowed to invest in any sector set forth in the catalogue of prohibitions. However, unless the underlying business of the FIE falls within the catalogue of restrictions, which calls for market entry clearance by MOFCOM, prior approval from the government authorities as mandated by the existing foreign investment legal regime would no longer be required for establishment of the FIE.

The “variable interest entity” structure, or VIE structure, has been adopted by many PRC-based companies, including the Group, to obtain necessary licenses and permits in the industries that are currently subject to foreign investment restrictions in China.  Under the draft Foreign Investment Law, variable interest entities that are controlled via contractual arrangements would also be deemed FIEs if they are ultimately “controlled” by foreign investors. Therefore, for any companies with a VIE structure in an industry category that is on the “catalogue of restrictions,” the VIE structure may be deemed a domestic investment only if the ultimate controlling person(s) is/are of PRC nationality (either PRC companies or PRC citizens). Conversely, if the actual controlling person(s) is/are of foreign nationalities, then the variable interest entities will be treated as FIEs and any operation in the industry category on the “catalogue of restrictions” without market entry clearance may be considered illegal.

The draft Foreign Investment Law has not taken a position on what actions shall be taken with respect to the existing companies with a VIE structure, whether or not these companies are controlled by Chinese parties, and MOFCOM is soliciting comments from the public on this point. Moreover, it is uncertain whether the industry in which our variable interest entities operate will be subject to the foreign investment restrictions or prohibitions set forth in the “catalogue of special administrative measures” to be issued.  If the enacted version of the Foreign Investment Law and the final “catalogue of special administrative measures” mandate further actions, such as MOFCOM providing market entry clearance, to be completed by companies with an existing VIE structure like the Group, the Group faces uncertainties as to whether such clearance can be timely obtained, or at all.

The draft Foreign Investment Law, if enacted as proposed, may also materially impact the Group’s corporate governance practices and increase compliance costs. For instance, the draft Foreign Investment Law imposes stringent ad hoc and periodic information reporting requirements on foreign investors and the applicable FIEs. Aside from an investment information report required at each investment, and investment amendment reports, which shall be submitted upon changes to investments, it is mandatory for entities established by foreign investors to submit an annual report, and large foreign investors meeting certain criteria are required to report on a quarterly basis. Any company found to be non-compliant with these reporting obligations may potentially be subject to fines and/or administrative or criminal liabilities, and the persons directly responsible may be subject to criminal liabilities.

With respect to the aforementioned security review rules and draft Foreign Investment Law, and any other matters creating uncertainty regarding VIEs, the Group may not be able to operate or control its business in the same manner as it currently does, and therefore, may not be able to consolidate the affiliated entities in the PRC. In addition, the relevant regulatory authorities would have broad discretion in dealing with such violations which may adversely impact the financial statements, operations and cash flows of the Group (including restrictions on carrying out business).

If the VIEs in the PRC and their shareholders fail to perform their respective obligations under the current contractual arrangements, the Group may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under PRC laws. The PRC laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Group to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and may materially and adversely affect the results of operations and the financial position of the Group.

In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with the VIEs in the PRC is remote.